Voya Multi-Manager Emerging Markets Equity Fund Investment Strategy - Class A C I P R and W Shares [Member] - Voya Multi-Manager Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers in emerging markets. For purposes of this 80% policy, emerging markets means most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes and other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”). An emerging market issuer is one (i) that is organized under the laws of, or has a principal place of business in, an emerging market; (ii) for which the principal securities market is in an emerging market; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or (iv) at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization. The Fund may invest in bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forward foreign currency exchange contracts as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows. The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser. Nomura Investments Fund Advisers (“NIFA”), Sustainable Growth Advisers, LP (“SGA”), and Voya Investment Management Co. LLC (“Voya IM”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. In addition, Voya IM may sell securities to rebalance and reconstitute its investments in connection with such changes in the Index (as defined below). The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets. NIFA NIFA believes that, although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. NIFA seeks to take advantage of these divergences through a disciplined, fundamental, bottom-up approach. NIFA seeks to invest in companies with sustainable franchises when they are trading at a significant discount to NIFA’s conservative intrinsic value estimate. NIFA also prefers companies that have large market opportunities in which to deploy capital, ensuring that they grow faster than the overall economy. Fundamental bottom-up research is the core of the investment process. NIFA’s fundamental research process can be broken down into two main components: analyzing a company’s sustainability and assessing its intrinsic value. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. Intrinsic value assessment is typically quantitatively driven by a number of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis. This bottom-up approach considers current and historical macro drivers that impact a firm’s ability to generate returns over the long-term. SGA SGA is focused on identifying and owning the rare businesses which generate predictable, sustainable earnings and cash flow growth over time with lower variability. SGA’s objective is to translate earnings growth into portfolio returns. The companies in which SGA invests have unique characteristics that lead to a high degree of predictability, strong profitability, and well above average earnings and cash flow growth. These characteristics include pricing power, recurring revenues, and secular growth opportunity, as well as financial and management strength. SGA’s emerging markets growth strategy focuses solely on the companies they believe will also benefit in a sustained way from rising incomes and increasing consumption within developing economies. Voya IM To manage its portion of the Fund’s assets, Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the FTSE Emerging Plus Korea Select Factor Index (the “Index”). The Index is designed to capture exposure to a broad set of five factors that contribute to emerging equity market performance. These five factors are Low Volatility, Momentum, Quality, Size, and Value. As a result of the five factor selection process, the Index may be focused in one or more sectors, which may change from time to time. As of December 31, 2025, a portion of the Index was focused in the technology sector. Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings, consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in ETFs, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.